UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	6/30/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
June 30, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--94.3%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.6%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	12/1/16	1,000,000	1,064,200
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	1/1/19	5,000,000	5,651,650
Arizona--1.6%
Phoenix Civic Improvement
Corporation, Junior Lien
Wastewater System Revenue	5.00	7/1/18	3,150,000	3,522,802
Phoenix Civic Improvement
Corporation, Transit Excise
Tax Revenue (Light Rail
Project)	5.00	7/1/17	3,000,000	3,256,740
Arkansas--.3%
Arkansas Development Finance
Authority, HR (Washington
Regional Medical Center)	5.00	2/1/20	1,070,000	1,192,515
California--3.0%
California,
GO (Various Purpose)	5.00	12/1/19	3,105,000	3,600,651
California State Public Works
Board, LR (Judicial Council of
California) (New Stockton
Courthouse)	5.00	10/1/19	1,500,000	1,729,860
California State Public Works
Board, LR (Various Capital
Projects)	4.00	10/1/16	2,000,000	2,088,700
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/16	2,250,000	2,358,360
North Natomas Community Facilities
District Number 4, Special Tax
Bonds	5.00	9/1/17	1,430,000	1,544,471
University of California Regents,
General Revenue	5.00	5/15/20	1,500,000	1,759,665
Colorado--1.1%
City and County of Denver,
Airport System Subordinate
Revenue	5.00	11/15/18	1,180,000	1,317,576
Colorado Educational and Cultural
Facilities Authority, Revenue
(Johnson and Wales University
Project)	5.00	4/1/18	2,000,000	2,188,040
Jefferson County School District
Number R-1, GO	3.00	12/15/16	1,000,000	1,035,650
Connecticut--.7%

Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	4.00	9/1/18	2,750,000	3,000,333
District of Columbia--.3%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/16	1,200,000	1,277,568
Florida--8.3%
Broward County School Board,
COP (Master Purchase Agreement)	5.00	7/1/16	1,500,000	1,568,370
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/20	5,700,000	6,434,787
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/19	5,000,000	5,629,400
Florida Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/18	3,425,000	3,825,177
Florida Department of
Transportation, Turnpike
Revenue	5.00	7/1/17	4,365,000	4,738,557
Florida Department of
Transportation, Turnpike
Revenue	5.00	7/1/20	1,850,000	2,155,158
Higher Educational Facilities
Financing Authority, Revenue
(The University of Tampa
Project)	4.00	4/1/16	1,250,000	1,276,700
Lee County,
Transportation Facilities
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/19	1,200,000	1,374,240
Miami-Dade County,
Aviation Revenue	4.00	10/1/17	3,725,000	3,957,738
Miami-Dade County,
Aviation Revenue	5.00	10/1/20	3,100,000	3,551,825
Tampa,
Capital Improvement Cigarette
Tax Allocation Revenue (H. Lee
Moffitt Cancer Center Project)	4.00	9/1/17	1,055,000	1,121,391
Georgia--3.7%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/16	4,950,000	5,248,238
Gwinnett County School District,
GO Sales Tax Bonds	4.00	10/1/16	5,000,000	5,225,600
Municipal Electric Authority of
Georgia, Revenue (Combined
Cycle Project)	5.00	11/1/16	2,500,000	2,650,625
Public Gas Partners, Inc.,
Gas Project Revenue (Gas
Supply Pool Number 1)	5.00	10/1/16	2,800,000	2,956,044
Illinois--7.8%

Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O'Hare International Airport)	5.00	1/1/18	1,105,000		1,198,516
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	4,350,000		4,602,822
Chicago,
Second Lien Water Revenue
Project	4.25	11/1/18	1,050,000		1,116,854
Illinois,
Sales Tax Revenue (Build
Illinois Bonds)	5.00	6/15/17	5,570,000		6,012,481
Illinois,
Sales Tax Revenue (Build
Illinois Bonds) (Insured;
National Public Finance
Guarantee Corp.)	5.75	6/15/18	2,930,000		3,307,472
Illinois Department of Employment
Security, Unemployment
Insurance Fund Building
Receipts Revenue	5.00	6/15/16	1,550,000		1,619,115
Illinois Finance Authority,
Revenue (The University of
Chicago Medical Center)	5.00	8/15/16	2,105,000		2,210,271
Illinois Finance Authority,
Revenue (The University of
Chicago)	5.00	10/1/20	1,200,000		1,404,396
Kane County Forest Preserve
District, GO	4.00	12/15/16	6,000,000		6,281,880
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/18	5,500,000		6,054,400
Indiana--.7%
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/20	1,000,000		1,134,800
Rockport,
PCR (Indiana Michigan Power
Company Project)	1.75	6/1/18	2,000,000		2,004,520
Kansas--.6%
Kansas Department of
Transportation, Highway Revenue	0.52	9/1/19	1,180,000	a	1,166,371
Kansas Turnpike Authority,
Turnpike Revenue	5.00	9/1/17	1,255,000		1,369,142
Louisiana--1.3%
East Baton Rouge Sewerage
Commission, Revenue	5.00	2/1/20	1,000,000		1,153,810
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/18	4,250,000		4,662,547
Maryland--1.4%
Maryland,
GO (State and Local Facilities

Loan)	5.25	8/1/20	5,000,000	5,940,450
Massachusetts--.2%
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/16	650,000	663,189
Michigan--5.8%
Michigan,
State Trunk Line Revenue	5.00	11/15/17	3,830,000	4,205,761
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/20	1,000,000	1,132,720
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of
the City of Detroit State
Qualified Unlimited Tax GO
Local Project Bonds)	5.00	5/1/19	4,250,000	4,770,922
Michigan Finance Authority,
Revenue (School District of
the City of Detroit)	5.00	6/1/17	3,000,000	3,158,820
Michigan Finance Authority,
State Aid Revenue (School
District of the City of
Detroit)	2.85	8/20/15	4,100,000	4,106,273
Michigan Finance Authority,
Student Loan Revenue	5.00	11/1/19	1,600,000	1,776,768
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/19	5,000,000	5,665,250
Minnesota--1.7%
Minnesota,
State General Fund
Appropriation Bonds	5.00	3/1/17	5,470,000	5,867,669
University of Minnesota Regents,
GO	5.00	12/1/16	1,520,000	1,617,736
Missouri--2.7%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/20	3,630,000	4,150,252
Missouri Joint Municipal Electric
Utility Commission, Power
Project Revenue (Iatan 2
Project)	4.00	1/1/19	1,500,000	1,636,080
Missouri Joint Municipal Electric
Utility Commission, Power
Project Revenue (Prairie State
Project)	5.00	12/1/19	2,335,000	2,681,888
Springfield Public Utilities
Board, COP (Lease/Purchase

Agreement)	5.00	12/1/16	3,000,000		3,190,680
Nebraska--.8%
Omaha Public Power District,
Electric System Revenue	5.00	2/1/19	3,150,000		3,574,179
Nevada--1.9%
Nevada,
Highway Revenue (Motor Vehicle
Fuel Tax)	4.00	12/1/17	5,000,000		5,383,400
Nevada,
Unemployment Compensation Fund
Special Revenue	5.00	6/1/18	2,500,000		2,754,250
New Jersey--1.9%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/17	2,000,000		2,123,700
New Jersey Higher Education
Student Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/20	3,000,000		3,375,930
New Jersey Turnpike Authority,
Turnpike Revenue	0.62	1/1/18	2,500,000	a	2,483,775
New Mexico--1.7%
Albuquerque Bernalillo County
Water Utility Authority,
Senior Lien Joint Water and
Sewer System Revenue	5.00	7/1/20	1,675,000		1,964,507
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	0.64	8/1/17	5,395,000	a	5,416,580
New York--19.7%
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/16	5,000,000		5,306,150
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/16	1,000,000		1,061,230
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/17	1,500,000		1,645,395
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/18	1,000,000		1,124,870
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/19	4,330,000		4,980,279
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/20	1,500,000		1,748,820
New York City,
GO	5.00	8/1/18	6,500,000		7,262,775
New York City,
GO	5.00	8/1/19	5,750,000		6,547,467
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue

(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/17	2,000,000		2,125,960
New York City Transitional Finance
Authority, Building Aid Revenue	5.00	7/15/20	1,500,000		1,745,265
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/16	4,045,000		4,295,952
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue (Escrowed
to Maturity)	5.00	11/1/16	955,000		1,012,911
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue (Escrowed
to Maturity)	5.00	5/1/17	5,000,000		5,392,350
New York City Transitional Finance
Authority, Revenue (New York
City Recovery)	5.00	11/1/17	6,050,000		6,636,547
New York State Dormitory
Authority, Revenue (State
University of New York
Dormitory Facilities)	5.00	7/1/18	1,750,000		1,944,460
New York State Dormitory
Authority, School Districts
Revenue (Bond Financing
Program)	5.00	10/1/16	2,825,000		2,985,347
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/17	5,000,000		5,367,650
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/19	2,500,000		2,831,225
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/19	3,535,000		4,003,352
New York State Thruway Authority,
General Revenue Junior
Indebtedness Obligations	5.00	5/1/19	3,000,000		3,389,790
Port Authority of New York and New
Jersey (Consolidated Bonds,
175th Series)	5.00	12/1/17	3,000,000		3,298,350
Port Authority of New York and New
Jersey (Consolidated Bonds,
185th Series)	5.00	9/1/20	3,400,000		3,938,866
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/17	1,500,000		1,611,315
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.47	12/3/19	5,000,000	a	4,935,050
North Carolina--1.1%

North Carolina Municipal Power
Agency, Catawba Electric
Revenue	4.00	1/1/18	4,480,000	4,806,771
Ohio--1.0%
Ohio,
Common Schools GO Bonds	5.00	3/15/17	4,000,000	4,297,640
Pennsylvania--2.7%
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/17	10,835,000	11,769,085
Rhode Island--.5%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/20	2,020,000	2,333,383
Tennessee--.4%
Tennessee State School Bond
Authority, Higher Educational
Facilities Second Program Bonds	5.00	11/1/19	1,350,000	1,560,897
Texas--12.7%
Arlington Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/19	1,295,000	1,468,919
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/17	7,400,000	8,071,254
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/18	1,000,000	1,123,990
Dallas Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/17	1,995,000	2,173,872
Dickinson Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	2/15/20	3,260,000	3,763,246
Harris County-Houston Sports
Authority, Senior Lien Revenue	5.00	11/15/19	1,500,000	1,719,600
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/19	1,380,000	1,594,397
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000	5,536,300
Houston,
Public Improvement GO	5.00	3/1/20	2,800,000	3,244,948
Lake Travis Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	4.00	2/15/18	4,640,000	5,000,342
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest

Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/16	2,340,000	2,453,467
Lower Colorado River Authority,
Transmission Contract Revenue
(Lower Colorado River
Authority Transmission
Services Corporation Project)	4.00	5/15/20	1,000,000	1,107,080
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/20	2,000,000	2,299,920
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/20	1,025,000	1,166,727
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.00	10/1/16	1,000,000	1,053,200
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	5.00	2/1/20	6,000,000	6,953,640
San Antonio,
Water System Junior Lien
Revenue	5.00	5/15/19	1,000,000	1,141,540
Tarrant Regional Water District, A
Water Control and Improvement
District, Water Revenue	5.00	3/1/17	1,360,000	1,458,872
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	10/1/20	3,000,000	3,519,270
Utah--2.3%
Intermountain Power Agency,
Subordinated Power Supply
Revenue	4.00	7/1/17	7,000,000	7,452,830
Intermountain Power Agency,
Subordinated Power Supply
Revenue	5.00	7/1/19	2,000,000	2,286,040
Virginia--1.3%
Virginia Public School Authority,
School Technology and Security
Notes	5.00	4/15/18	5,000,000	5,559,200
Washington--2.7%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/18	5,000,000	5,585,450
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	6/1/17	1,950,000	2,109,900
Tobacco Settlement Authority of
Washington, Tobbaco Settlement
Revenue	5.00	6/1/18	3,650,000	4,035,221
Wisconsin--.8%
Wisconsin,
GO	5.00	5/1/19	3,000,000	3,427,350
Total Long-Term Municipal Investments

(cost $404,628,013)					406,508,534

Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.9%	Rate (%)	Date	Amount ($)		Value ($)
Connecticut--.5%
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	0.01	7/1/15	2,000,000	b	2,000,000
Massachusetts--.8%
Massachusetts Development Finance
Agency, Revenue, Refunding
(College of the Holy Cross
Issue) (LOC; JPMorgan Chase
Bank)	0.03	7/1/15	800,000	b	800,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	0.01	7/1/15	2,800,000	b	2,800,000
New York--.4%
New York City,
GO Notes (LOC; Bank of America)	0.03	7/1/15	1,900,000	b	1,900,000
Texas--1.2%
Houston,
Combined Utility System First
Lien Revenue	0.97	7/7/15	5,000,000	a	4,993,400
Total Short-Term Municipal Investments
(cost $12,500,000)					12,493,400
Total Investments (cost $417,128,013)			97.2%		419,001,934
Cash and Receivables (Net)			2.8%		11,999,691
Net Assets			100.0%		431,001,625

a	Variable rate security--interest rate subject to periodic change.
b	Variable rate demand note - rate shown is the interest rate in effect at June 30, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At June 30, 2015, net unrealized appreciation on investments was $1,873,921 of which $2,231,035 related to appreciated investment securities and $357,114 related to depreciated investment securities. At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue

FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	419,001,934	-	419,001,934

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 20, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)